Summary of Significant Accounting Policies, Restricted Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016	Apr. 12, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 25, 2016
Katrina/Rita Storm Recovery Collections, Net of Administration Fees [Member]
Restricted Cash and Cash Equivalents [Abstract]
Increase (Decrease) in Restricted Cash					$ 21,200
Katrina Rita Bond Principal Payments [Member]
Restricted Cash and Cash Equivalents [Abstract]
Increase (Decrease) in Restricted Cash	$ (8,300)	$ (8,500)
Katrina Rita Bond Interest Payments [Member]
Restricted Cash and Cash Equivalents [Abstract]
Increase (Decrease) in Restricted Cash	$ (2,100)	$ (2,300)
Predecessor [Member]
Restricted Cash and Cash Equivalents [Abstract]
Current						$ 9,263
Non-current						16,195
Total restricted cash and cash equivalents						25,458
Increase (Decrease) in Restricted Cash			$ (4,847)			1,341	$ 10,097
Predecessor [Member] | Cleco Katrina Rita Storm Recovery Bonds [Member]
Restricted Cash and Cash Equivalents [Abstract]
Current						9,263
Predecessor [Member] | Diversified Lands Mitigation Escrow [Member]
Restricted Cash and Cash Equivalents [Abstract]
Non-current						21
Predecessor [Member] | Cleco Power's Future Storm Restoration Costs [Member]
Restricted Cash and Cash Equivalents [Abstract]
Non-current						16,174
Predecessor [Member] | Cleco Power's Charitable Contributions [Member]
Restricted Cash and Cash Equivalents [Abstract]
Current						0
Non-current						0
Predecessor [Member] | Cleco Power's Rate Credit Escrow [Member]
Restricted Cash and Cash Equivalents [Abstract]
Current						0
Non-current						0
Successor [Member]
Restricted Cash and Cash Equivalents [Abstract]
Current				$ 23,084	23,084
Non-current				23,410	23,410
Total restricted cash and cash equivalents				46,494	46,494
Increase (Decrease) in Restricted Cash				25,884
Successor [Member] | Cleco Katrina Rita Storm Recovery Bonds [Member]
Restricted Cash and Cash Equivalents [Abstract]
Current				9,213	9,213
Successor [Member] | Diversified Lands Mitigation Escrow [Member]
Restricted Cash and Cash Equivalents [Abstract]
Non-current				21	21
Successor [Member] | Cleco Power's Future Storm Restoration Costs [Member]
Restricted Cash and Cash Equivalents [Abstract]
Non-current				17,379	17,379
Successor [Member] | Cleco Power's Charitable Contributions [Member]
Restricted Cash and Cash Equivalents [Abstract]
Current				1,200	1,200
Non-current				4,179	4,179
Successor [Member] | Cleco Power's Rate Credit Escrow [Member]
Restricted Cash and Cash Equivalents [Abstract]
Current				12,671	12,671
Non-current				1,831	1,831
Cleco Power [Member]
Restricted Cash and Cash Equivalents [Abstract]
Current				23,084	23,084	9,263
Non-current				23,389	23,389	16,174
Total restricted cash and cash equivalents				46,473	46,473	25,437
Increase (Decrease) in Restricted Cash					21,037	1,341	$ 10,097
Cleco Power [Member] | Cleco Katrina Rita Storm Recovery Bonds [Member]
Restricted Cash and Cash Equivalents [Abstract]
Current				9,213	9,213	9,263
Cleco Power [Member] | Cleco Power's Future Storm Restoration Costs [Member]
Restricted Cash and Cash Equivalents [Abstract]
Non-current				17,379	17,379	16,174
Cleco Power [Member] | Cleco Power's Charitable Contributions [Member]
Restricted Cash and Cash Equivalents [Abstract]
Current				1,200	1,200	0
Non-current				4,179	4,179	0
Total restricted cash and cash equivalents								$ 6,000
Increase (Decrease) in Restricted Cash					(600)
Cleco Power [Member] | Cleco Power's Rate Credit Escrow [Member]
Restricted Cash and Cash Equivalents [Abstract]
Current				12,671	12,671	0
Non-current				$ 1,831	1,831	$ 0
Total restricted cash and cash equivalents								$ 136,000
Increase (Decrease) in Restricted Cash					$ (121,500)